Annual Total Returns [BarChart] - AZL MVP Fusion Balanced Fund - AZL MVP Fusion Balanced Fund	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(0.90%)
Annual Return 2012	11.39%
Annual Return 2013	11.46%
Annual Return 2014	4.59%
Annual Return 2015	(1.27%)
Annual Return 2016	5.40%
Annual Return 2017	12.23%
Annual Return 2018	(5.40%)
Annual Return 2019	15.76%
Annual Return 2020	3.78%